Related party transactions (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Key management remuneration
Salaries and benefits	$ 2,779,707	$ 2,459,109	$ 2,503,893
Share-based payments	985,174	2,680,442	1,188,462
Key management remuneration	3,764,881	5,139,551	3,692,355
Associates
Related party transactions
Research and development expense	1,233,301	2,182,869	$ 1,354,866
Amount owed included in accounts payable and accrued liabilities	416,792	985,022
Amount paid included in prepaid expenses	0	9,413
Key management personnel of entity or parent
Related party transactions
Amount owed included in accounts payable and accrued liabilities	$ 0	$ 0